LONG-TERM BORROWINGS DUE TO RELATED PARTY - Additional Information (Details) - Long-term borrowings	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
LONG-TERM BORROWINGS DUE TO RELATED PARTY
Guaranteed or collateralized	¥ 0		¥ 0
Interest expense, long-term debt	¥ 472,593	$ 65,174	¥ 617,611	¥ 693,641